Statement of cash flows	12 Months Ended
Dec. 31, 2017
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Statement of cash flows

12 Statement of cash flows

Accounting policy Cash and cash equivalents comprise cash balances, call deposits and other short-term highly liquid investments and are held in the statement of financial position at fair value.

RECONCILIATION OF PROFIT BEFORE TAX TO CASH GENERATED FROM OPERATIONS				2017 £m	2016 £m	2015 £m
Profit before tax				1,734	1,473	1,312
Disposals and other non-operating items				(11)	40	11
Net finance costs				182	195	174
Operating profit				1,905	1,708	1,497
Share of results of joint ventures				(37)	(37)	(64)
Amortisation of acquired intangible assets				313	342	292
Amortisation of internally developed intangible assets				203	189	157
Depreciation of property, plant and equipment				69	68	71
Share based remuneration				39	38	34
Total non-cash items				624	637	554
Decrease/(increase) in inventories and pre-publication costs				2	(24)	(17)
Decrease/(increase) in receivables				35	(146)	(150)
(Decrease)/increase in payables				(84)	98	62
Increase in working capital				(47)	(72)	(105)
Cash generated from operations				2,445	2,236	1,882

CASH FLOW ON ACQUISITIONS			Note	2017 £m	2016 £m	2015 £m
Purchase of businesses			13	(117)	(336)	(158)
Investment in joint ventures				(1)	(1)	(8)
Deferred payments relating to prior year acquisitions				(13)	(24)	(25)
Total				(131)	(361)	(191)

RECONCILIATION OF NET BORROWINGS	Cash and cash equivalents £m	Borrowings £m	Related derivative financial instruments £m	2017 £m	2016 £m	2015 £m
At start of year	162	(4,843)	(19)	(4,700)	(3,782)	(3,550)

(Decrease)/increase in cash and cash equivalents	(45)	–	–	(45)	9	(139)
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	–	152	(4)	148	(271)	339
Issuance of term debt	–	(873)	–	(873)	(603)	(500)
Repayment of term debt	–	712	–	712	474	186
Repayment of finance leases	–	5	–	5	7	9
Change in net borrowings resulting from cash flows	(45)	(4)	(4)	(53)	(384)	(105)
Inception of finance leases	–	(2)	–	(2)	(3)	(12)
Fair value and other adjustments to borrowings and related derivatives	–	(73)	64	(9)	(22)	4
Exchange translation differences	(6)	36	2	32	(509)	(119)
At end of year	111	(4,886)	43	(4,732)	(4,700)	(3,782)

Net borrowings comprise cash and cash equivalents, loan capital, finance leases, promissory notes, bank and other loans, derivative financial instruments that are used to hedge certain borrowings and adjustments in respect of cash collateral received/paid. The Group monitors net borrowings as part of capital and liquidity management.